UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Katten Muchin Rosenman LLP
2900 K Street, N.W., North Tower – Suite 200
Washington, D.C.  20007-5118
 (Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2015

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

(Schedule of Investments)

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 11	$ 11	$ 11

Multifamily1	3.75%	Aug-2048	4,095	4,091	4,059
	4.00%	Dec-2053	65,725	65,699	66,102
	5.35%	Mar-2047	7,430	7,440	7,659
	5.55%	Aug-2042	8,078	8,081	8,237
	5.60%	Jun-2038	2,501	2,506	2,525
	5.65%	Oct-2038	1,942	1,976	1,941
	5.80%	Jan-2053	2,062	2,072	2,281
	5.87%	May-2044	1,803	1,801	1,945
	5.89%	Apr-2038	4,696	4,702	4,836
	6.02%	Jun-2035	4,670	4,673	4,718
	6.20%	Apr-2052	11,635	11,631	13,059
	6.40%	Aug-2046	3,842	3,844	4,292
	6.60%	Jan-2050	3,391	3,423	3,834
	6.75%	Apr-2040 - Jul-2040	4,916	4,900	4,960
	7.20%	Oct-2039	2,878	2,883	2,881
	7.50%	Sep-2032	1,368	1,364	1,471
	7.93%	Apr-2042	2,706	2,706	2,884
			133,738	133,792	137,684
Total FHA Permanent Securities			$ 133,749	$ 133,803	$ 137,695

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Ginnie Mae Securities (24.6% of net assets)
				Unfunded
	Interest Rate	Maturity Date		Committments2	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		$ -	$ 7,779	$ 7,882	$ 8,326
	4.50%	Aug-2040		-	4,736	4,850	5,160
	5.50%	Jan-2033 - Jun-2037		-	4,175	4,158	4,710
	6.00%	Jan-2032 - Aug-2037		-	2,764	2,763	3,187
	6.50%	Jul-2028		-	62	62	73
	7.00%	Nov-2016 - Jan-2030		-	1,443	1,451	1,692
	7.50%	Nov-2017 - Aug-2030		-	788	798	929
	8.00%	Jun-2023 - Nov-2030		-	568	580	682
	8.50%	Jun-2022 - Aug-2027		-	546	550	633
	9.00%	Mar-2017 - Jun-2025		-	169	170	193
	9.50%	Sep-2021 - Sep-2030		-	54	55	63
				-	23,084	23,319	25,648

Multifamily1	1.73%	May-2042		-	6,250	6,266	6,263
	2.11%	Apr-2033		-	5,053	5,084	5,059
	2.18%	May-2039		-	12,040	12,150	12,170
	2.25%	Dec-2048		-	15,129	14,993	15,198
	2.31%	Nov-2051		-	7,076	7,079	6,798
	2.32%	Apr-2054		-	22,952	23,620	21,746
	2.35%	Dec-2040 - Jan-2054		-	23,778	24,355	23,122
	2.40%	Aug-2047		-	15,927	15,972	16,031
	2.50%	Jul-2045		-	9,901	10,107	10,115
	2.53%	Jul-2038		-	10,050	10,197	10,214
	2.55%	Feb-2048		-	22,918	23,116	22,011
	2.70%	Jan-2053		-	51,015	51,501	50,306
	2.72%	Feb-2044		-	2,812	2,907	2,842
	2.82%	Apr-2050		-	1,500	1,537	1,506
	2.87%	Feb-2036 - Dec-2043		-	25,000	25,366	25,577
	2.89%	Mar-2046		-	32,000	32,263	32,392
	3.00%	Mar-2051		-	20,000	20,122	20,240
	3.05%	May-2044		-	45,500	45,864	46,793
	3.05%	May-2054		-	11,545	11,612	11,481
	3.06%	Aug-2040		-	10,000	10,288	10,183
	3.10%	Jan-2044		-	23,000	23,380	23,826
	3.13%	Nov-2040		-	2,000	2,060	2,059
	3.17%	Oct-2043		-	3,934	3,982	3,967
	3.19%	Jan-2049		-	17,025	17,778	17,190
	3.20%	Jul-2041 - Oct-2053		-	24,846	25,013	25,438
	3.25%	Sep-2054		-	35,000	34,664	35,921
	3.26%	Feb-2038 - Nov-2043		-	25,000	25,195	25,649
	3.30%	May-2055		-	10,000	9,491	10,164
	3.33%	Jun-2043		-	15,000	15,578	15,671
	3.35%	Nov-2042 - Mar-2044		-	25,000	24,412	25,928
	3.37%	Dec-2046		-	19,200	19,503	19,918
	3.40%	Apr-2017 - Jul-2046		-	8,560	8,849	8,832
	3.49%	Mar-2042		-	28,000	29,251	29,269
	3.49%	Feb-2044		-	4,000	4,238	4,118
	3.50%	Feb-2051		-	10,646	10,578	11,092
	3.50%	Jan-2054		-	20,717	20,609	21,566
	3.55%	May-2042		-	10,000	10,188	10,578
	3.64%	Nov-2044		-	33,813	34,962	35,075
	3.67%	Oct-2043		-	6,813	6,865	6,879
	3.69%	Sep-2041		-	10,000	10,732	10,558
	3.70%	Sep-2052		-	6,500	6,777	6,934
	3.71%	Nov-2052		-	9,587	10,419	10,175
	3.77%	Dec-2045		-	8,583	8,160	9,013
	3.81%	Nov-2053		-	54,473	55,110	56,976
	3.81%	Dec-2053		-	10,761	10,865	11,268
	3.82%	Sep-2046		-	10,000	10,832	10,430
	3.85%	Oct-2054		-	31,570	31,735	33,706
	3.95%	Jul-2053		-	5,996	6,010	6,343
	3.96%	Jun-2045		-	20,000	20,285	21,305
	3.99%	Sep-2043		-	11,426	11,928	11,638
	4.00%	May-2049		-	16,704	18,071	17,352
	4.01%	Apr-2046		-	10,000	10,034	10,574
	4.05%	Feb-2052		-	6,445	6,448	6,739
	4.15%	Apr-2053		-	68,365	69,699	72,405
	4.15%	Jun-2053		-	2,225	2,259	2,340
	4.24%	May-2041		-	7,000	7,430	7,220
	4.25%	Sep-2038		-	38,187	38,438	40,137
	4.42%	Feb-2031		-	31,934	32,085	33,475
	4.45%	Jun-2055		-	2,644	2,531	2,914
	4.63%	Sep-2037	3	-	1,500	1,460	1,512

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Ginnie Mae Securities (24.6% of net assets)

Interest Rate	Maturity Date	Unfunded Committments2	Face Amount	Amortized Cost	Value
	4.86%	Jan-2053		-	41,435	41,740	44,951
	4.90%	Mar-2044	3	-	1,000	991	1,013
	4.94%	Jun-2046	3	-	3,670	3,675	3,672
	5.01%	Mar-2038		-	5,966	6,175	6,081
	5.05%	Apr-2049	3	-	2,795	2,797	2,843
	5.15%	Dec-2050		-	15,385	15,233	17,135
	5.21%	Mar-2053		-	49,020	49,080	54,590
	5.25%	Apr-2037		-	19,750	19,742	21,545
	5.34%	Jul-2040		-	18,000	17,734	19,623
	5.55%	May-2049	3	-	10,205	10,207	10,426
				-	1,204,126	1,219,677	1,248,080

Forward Commitments1,2	4.70%	Sep-2056		3,400	-	170	185

Total Ginnie Mae Securities				$ 3,400	$ 1,227,210	$ 1,243,166	$ 1,273,913

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (2.2% of net assets)

	Interest Rates4			Unfunded
	Permanent	Construction	Maturity Date	Commitments2	Face Amount	Amortized Cost	Value

Multifamily1	3.10%	3.10%	Apr-2055	$ 2,271	$ 2,795	$ 2,795	$ 2,804
	3.30%	3.30%	Jul-2057	24,562	1,365	2,150	1,207
	3.50%	3.50%	Mar-2057-Jan-2058	46,552	1,727	3,408	2,878
	3.55%	3.55%	Apr-2057	38,962	2,668	3,824	2,769
	3.60%	3.60%	Jun-2057	9,016	5,300	5,871	5,774
	3.85%	6.25%	Jan-2056	5,131	28,268	28,614	31,035
	3.90%	3.90%	Apr-2055	1,119	15,852	16,528	17,040
	4.09%	4.09%	Feb-2056	11,540	46,545	47,428	51,259
Total Ginnie Mae Construction Securities				$ 139,153	$ 104,520	$ 110,618	$ 114,766

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Fannie Mae Securities (35.3% of net assets)
	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	0.44%	5	Mar-2037	$ 573	$ 567	$ 573
	0.49%	5	Jul-2043	18,894	18,750	18,753
	0.51%	5	Jun-2037	2,610	2,610	2,613
	0.54%	5	Mar-2043	15,892	15,851	15,832
	0.54%	5	Nov-2044	35,702	35,707	35,595
	0.57%	5	Nov-2042	10,631	10,636	10,591
	0.59%	5	Apr-2037 - Oct-2044	26,933	26,992	26,875
	0.65%	5	Oct-2042	8,952	8,999	8,963
	0.69%	5	Dec-2040	29,144	28,919	29,275
	0.69%	5	Feb-2042 - Feb-2043	28,959	28,978	29,108
	0.71%	5	Jun-2042	6,425	6,465	6,488
	0.74%	5	Mar-2042	15,638	15,670	15,721
	0.79%	5	Mar-2042 - Oct-2043	20,741	20,818	20,967
	0.89%	5	Dec-2040	5,555	5,575	5,592
	1.93%	5	Nov-2033	3,330	3,332	3,496
	1.98%	5	Aug-2033	255	255	267
	2.24%	5	Nov-2034	1,556	1,602	1,647
	2.26%	5	Apr-2034 - Sep-2035	2,749	2,795	2,918
	2.31%	5	Jul-2033	464	461	492
	2.38%	5	May-2033	768	771	821
	2.43%	5	Aug-2033	2,119	2,115	2,254
	2.47%	5	Jul-2033 - Aug-2033	3,519	3,528	3,752
	3.00%		Apr-2042 - Dec-2042	17,014	17,567	17,290
	3.50%		Oct-2026 - Jun-2045	80,372	83,648	83,994
	4.00%		Jun-2018 - Jan-2045	77,652	80,294	82,928
	4.50%		Mar-2018 - May-2044	112,168	117,674	121,518
	5.00%		Sep-2016 - Apr-2041	31,168	32,170	34,128
	5.50%		Jul-2017 - Jun-2038	17,159	17,225	19,126
	6.00%		Apr-2016 - Nov-2037	9,456	9,517	10,850
	6.50%		Nov-2016 - Jul-2036	1,981	2,024	2,255
	7.00%		Nov-2016 - May-2032	1,387	1,389	1,617
	7.50%		Nov-2016 - Sep-2031	472	472	545
	8.00%		Apr-2030 - May-2031	77	79	83
	8.50%		Dec-2021 - Apr-2031	63	64	70
	9.00%		May-2025	1	1	1
				590,379	603,520	616,998

Multifamily1	2.21%		Dec-2022	24,371	24,393	24,377
	2.21%		Dec-2022	32,112	32,143	32,120
	2.24%		Dec-2022	32,096	32,126	32,158
	2.26%		Nov-2022	6,657	6,698	6,681
	2.48%		Jul-2021	45,000	45,159	46,279
	2.71%		Jan-2021	8,775	8,786	9,064
	2.84%		Mar-2022	3,694	3,721	3,836
	2.85%		Mar-2022	33,000	33,126	34,251
	2.99%		Jun-2025	2,750	2,768	2,813
	3.02%		Jun-2027	4,159	4,184	4,206
	3.04%		Apr-2030	25,100	25,264	24,618
	3.05%		Apr-2030	28,800	28,860	28,355
	3.12%		Apr-2030	14,000	14,008	13,971
	3.18%		May-2035	12,422	12,684	12,368
	3.21%		May-2030	7,460	7,668	7,504
	3.22%		Sep-2026	28,451	28,526	29,405
	3.36%		Dec-2023 - Oct-2029	20,633	20,711	21,445
	3.40%		Oct-2026	3,155	3,188	3,313
	3.41%		Sep-2023	14,532	14,747	15,352
	3.42%		Apr-2035	5,555	5,682	5,637
	3.43%		Oct-2026	7,608	7,686	7,986
	3.46%		Dec-2023	3,500	3,523	3,748
	3.54%		Oct-2021	7,371	7,410	7,893
	3.61%		Sep-2023	6,732	6,829	7,179
	3.63%		Jul-2035	21,987	22,034	22,649
	3.66%		Jul-2021	115,562	115,685	124,726
	3.66%		Oct-2023	4,946	5,030	5,290
	3.87%		Sep-2023	2,595	2,687	2,803
	4.00%		Sep-2021	15,637	15,652	16,656
	4.03%		Oct-2021	7,088	7,095	7,734
	4.06%		Oct-2025	24,987	25,112	27,271
	4.15%		Jun-2021	9,207	9,223	10,127
	4.22%		Jul-2018	1,473	1,472	1,535
	4.25%		May-2021	4,233	4,234	4,659
	4.27%		Nov-2019	5,955	5,949	6,471
	4.32%		Nov-2019	2,941	2,941	3,203
	4.33%		Nov-2019 - Mar-2021	5,980	5,981	6,555
	4.33%		Mar-2020	19,674	19,665	21,580
	4.38%		Apr-2020	10,106	10,117	11,069
	4.44%		May-2020	5,990	5,992	6,584
	4.49%		Jun-2021	973	981	1,079
	4.50%		Feb-2020	4,198	4,197	4,482
	4.52%		Nov-2019 - May-2021	7,130	7,166	7,865
	4.55%		Nov-2019	2,813	2,812	3,080
	4.56%		Jul-2019 - May-2021	8,363	8,381	9,143
	4.64%		Aug-2019	17,988	17,988	19,691
	4.66%		Jul-2021	1,322	1,332	1,430

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Fannie Mae Securities (35.3% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	4.68%	Jul-2019	12,996	12,974	14,220
	4.69%	Jan-2020 - Jun-2035	13,899	13,946	15,324
	4.71%	Mar-2021	5,830	5,881	6,490
	4.73%	Feb-2021	1,530	1,541	1,703
	4.80%	Jun-2019	2,123	2,120	2,325
	4.86%	May-2019	1,419	1,417	1,556
	4.89%	Nov-2019	865	867	956
	4.94%	Apr-2019	3,440	3,435	3,768
	5.00%	Jun-2019	1,853	1,851	2,040
	5.02%	Jun-2019	803	805	885
	5.04%	Jun-2019	1,834	1,833	2,022
	5.05%	Jun-2019 - Jul-2019	3,130	3,128	3,451
	5.08%	Apr-2021	40,000	40,002	44,712
	5.09%	Jun-2018	6,242	6,296	6,625
	5.11%	Jul-2019	856	860	944
	5.12%	Jul-2019	8,562	8,548	9,440
	5.13%	Jul-2019	870	869	962
	5.15%	Oct-2022	2,773	2,786	3,028
	5.25%	Jan-2020	6,704	6,710	7,481
	5.29%	May-2022	5,164	5,164	5,854
	5.30%	Aug-2029	6,292	6,173	7,055
	5.37%	Jun-2017	1,346	1,353	1,385
	5.39%	Jan-2018	1,652	1,648	1,661
	5.45%	May-2033	2,708	2,718	2,915
	5.46%	Feb-2017	39,462	39,508	41,072
	5.47%	Aug-2024	8,141	8,178	9,015
	5.52%	Mar-2018	577	582	613
	5.53%	Apr-2017	59,678	59,678	62,363
	5.59%	May-2017	6,574	6,572	6,751
	5.60%	Feb-2018 - Jan-2024	10,590	10,590	12,013
	5.63%	Dec-2019	6,135	6,152	6,584
	5.69%	Jun-2041	4,785	4,926	5,375
	5.70%	Jun-2016	1,294	1,294	1,304
	5.75%	Jun-2041	2,320	2,398	2,616
	5.86%	Dec-2016	63	63	65
	5.91%	Mar-2037	1,917	1,956	2,166
	5.92%	Dec-2016	38	38	40
	5.96%	Jan-2029	377	378	415
	6.03%	Jun-2017 - Jun-2036	4,775	4,829	4,944
	6.06%	Jul-2034	9,096	9,299	10,123
	6.11%	Aug-2017	3,418	3,423	3,645
	6.13%	Dec-2016	592	592	619
	6.14%	Sep-2033	281	294	309
	6.15%	Jul-2019	32,269	32,271	36,069
	6.15%	Oct-2032	6,851	6,887	7,138
	6.22%	Aug-2032	1,615	1,640	1,733
	6.23%	Sep-2034	1,328	1,371	1,484
	6.28%	Nov-2028	2,655	2,763	2,933
	6.35%	Aug-2032	9,861	9,887	10,607
	6.38%	Jul-2021	5,238	5,251	6,103
	6.39%	Apr-2019	865	863	890
	6.52%	May-2029	4,879	5,165	5,464
	6.63%	Apr-2019	1,966	1,966	2,016
	6.80%	Jul-2016	108	108	111
	7.01%	Apr-2031	2,941	2,942	3,015
	7.07%	Feb-2031	14,755	14,855	15,002
	7.18%	Aug-2016	76	76	78
	7.20%	Aug-2029	810	800	813
	7.26%	Dec-2018	4,993	5,033	5,013
	7.75%	Dec-2024	1,405	1,405	1,410
	8.40%	Jul-2023	346	343	348
	8.50%	Nov-2019	1,952	2,019	2,222
	8.63%	Sep-2028	5,220	5,220	5,244
			1,072,218	1,076,156	1,134,768

When Issued6	0.57%	Nov-2025	22,318	22,332	22,276
	3.20%	Oct-2027	11,000	11,120	11,233
	3.25%	Nov-2027	10,990	11,110	11,285
	3.31%	Oct-2027	16,320	16,636	16,821
	3.77%	Dec-2033	10,500	10,804	10,860
			71,128	72,002	72,475
Total Fannie Mae Securities			$ 1,733,725	$ 1,751,678	$ 1,824,241

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Freddie Mac Securities (14.8% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.51%	5	Feb-2036	$ 2,632	$ 2,632	$ 2,644
	0.54%	5	May-2037	538	538	538
	0.56%	5	Apr-2036 - Mar-2045	42,195	42,228	42,099
	0.61%	5	Aug-2043	7,951	7,945	7,949
	0.69%	5	Oct-2040	7,093	7,086	7,138
	0.71%	5	Oct-2040 - Jun-2044	65,092	65,108	65,434
	0.76%	5	Nov-2040	8,048	8,138	8,102
	0.88%	5	Aug-2037	6,790	6,891	6,898
	2.36%	5	Oct-2033	1,416	1,403	1,506
	2.47%	5	Jun-2033	610	608	652
	2.52%	5	Jul-2035	532	530	566
	3.00%		Aug-2042 - Nov-2043	126,331	128,910	128,146
	3.50%		Jan-2026 - Jul-2045	171,573	177,150	179,114
	4.00%		Aug-2020 - Mar-2045	144,558	152,755	154,174
	4.50%		Aug-2018 - Dec-2044	105,266	111,130	114,346
	5.00%		Jan-2019 - Mar-2041	21,010	21,376	22,704
	5.50%		Oct-2017 - Jul-2038	8,888	8,836	9,845
	6.00%		Aug-2016 - Feb-2038	8,046	8,150	9,243
	6.50%		Feb-2016 - Nov-2037	1,301	1,315	1,511
	7.00%		Jan-2016 - Mar-2030	77	71	92
	7.50%		Aug-2029 - Apr-2031	81	79	100
	8.00%		Aug-2017 - Feb-2030	19	18	23
	8.50%		Nov-2018 - Jan-2025	99	99	116
	9.00%		Mar-2025	60	60	72
				730,206	753,056	763,012

Multifamily1	2.95%		Jan-2018	1,855	1,816	1,911
	5.65%		Apr-2016	392	392	396
				2,247	2,208	2,307
Total Freddie Mac Securities				$ 732,453	$ 755,264	$ 765,319

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.8% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$ 10,000	$ 10,180	$ 10,089
Deutsche Bank	2.94%	Jan-2046	19,070	19,575	19,425
Nomura	3.19%	Mar-2046	20,000	20,434	20,481
JP Morgan	3.48%	Jun-2045	10,000	10,503	10,559
Citigroup	3.62%	Jul-2047	8,000	8,228	8,367
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,314	2,392
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,143	5,280
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,141	5,369
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,142	5,367
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,566	21,511
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,200	7,404
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,196	7,676
Deutsche Bank	5.00%	Nov-2046	18,990	19,472	21,471
Total Commercial Mortgage Backed Securities			$ 137,135	$ 141,094	$ 145,391

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (5.2% of net assets)

		Interest Rates4
	Issuer	Permanent	Construction	Maturity Date		Face Amount	Amortized Cost	Value

Multifamily1	Minnesota Housing Authority	-	0.60%	May-2016		$ 27,000	$ 27,017	$ 26,993
	MassHousing	-	3.45%	Oct-2017	7	32,392	32,230	32,367
	MassHousing	-	3.45%	Oct-2017	7	13,891	13,892	13,872
	NYC Housing Development Corp	3.75%	-	May-2035		5,000	5,000	5,038
	MassHousing	4.00%	-	Dec-2028		5,000	5,104	5,134
	NYC Housing Development Corp	4.04%	-	Nov-2032		1,305	1,305	1,293
	MassHousing	4.13%	-	Dec-2036		5,000	5,000	5,006
	MassHousing	4.20%	-	Dec-2039		8,305	8,305	8,305
	NYC Housing Development Corp	4.25%	-	Nov-2025		1,150	1,150	1,181
	NYC Housing Development Corp	4.29%	-	Nov-2037		1,190	1,190	1,187
	NYC Housing Development Corp	4.40%	-	Nov-2024		4,120	4,120	4,361
	NYC Housing Development Corp	4.44%	-	Nov-2041		1,120	1,120	1,131
	NYC Housing Development Corp	4.49%	-	Nov-2044		1,000	1,000	1,011
	NYC Housing Development Corp	4.50%	-	Nov-2030		1,680	1,682	1,733
	MassHousing	4.50%	-	Dec-2056		45,000	45,000	45,375
	NYC Housing Development Corp	4.60%	-	Nov-2030		4,665	4,665	4,775
	NYC Housing Development Corp	4.70%	-	Nov-2035		1,685	1,685	1,723
	NYC Housing Development Corp	4.78%	-	Aug-2026		12,500	12,503	12,958
	NYC Housing Development Corp	4.80%	-	Nov-2040		2,860	2,862	2,933
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		8,800	8,800	9,027
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		13,680	13,682	14,073
	MassHousing	5.55%	-	Nov-2039		5,000	4,980	5,416
	MassHousing	5.69%	-	Nov-2018		3,195	3,196	3,318
	MassHousing	5.70%	-	Jun-2040		13,635	13,637	14,237
	MassHousing	6.42%	-	Nov-2039		22,000	22,000	23,647
	MassHousing	6.50%	-	Dec-2039		705	707	751
	MassHousing	6.58%	-	Dec-2039		11,385	11,388	12,203
	MassHousing	6.70%	-	Jun-2040		11,165	11,165	11,946
Total State Housing Finance Agency Securities						$ 264,428	$ 264,385	$ 270,994

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates4			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments2	Face Amount	Amortized Cost	Value

Direct Loans1
Harry Silver Housing Company, Inc.	-	2.70%	Oct-2016	$ -	$ 5,197	$ 5,201	$ 5,192
Harry Silver Housing Company, Inc.	-	2.70%	Oct-2016	2,803	-	-	(2)
				2,803	5,197	5,201	5,190
Privately Insured Construction/Permanent Mortgages1,8
IL Housing Development Authority	5.40%	-	Mar-2047	-	8,315	8,318	8,044
IL Housing Development Authority	6.20%	-	Dec-2047	-	3,136	3,147	3,072
IL Housing Development Authority	6.40%		Nov-2048	-	947	959	917
				-	12,398	12,424	12,033
Total Other Multifamily Investments				$ 2,803	$ 17,595	$ 17,625	$ 17,223

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

United States Treasury Securities (10.4% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.75%	Feb-2018	$ 10,000	$ 9,997	$ 9,993
1.38%	Sep-2018	25,000	24,971	25,325
1.50%	Dec-2018 - Feb-2019	30,000	29,791	30,455
2.13%	Aug-2021	5,000	5,048	5,146
2.13%	May-2025	105,000	103,126	105,632
2.25%	Nov-2024	65,000	67,210	66,215
2.38%	Aug-2024	90,000	90,505	92,695
2.50%	May-2024	50,000	49,636	52,082
2.75%	Nov-2023	20,000	19,673	21,293
2.75%	Feb-2024	25,000	24,989	26,570
2.88%	Aug-2045	10,000	10,268	9,995
3.13%	May-2021	30,000	31,075	32,530
3.13%	Aug-2044	55,000	56,815	57,567
Total United States Treasury Securities		$ 520,000	$ 523,104	$ 535,498

Total Fixed-Income Investments		$ 4,870,815	$ 4,940,737	$ 5,085,040

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.9	1,000	$ 1	$ -	$ 42
Total Equity Investment	1,000	$ 1	$ -	$ 42

Schedule of Portfolio Investments

September 30, 2015 (Dollars in thousands; unaudited)

Short-Term Investments (2.8% of net assets)

Issuer	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

NYC Housing Development Corp	0.01%	10	Dec-2045	$ 8,265	$ 8,265	$ 8,265
Blackrock Federal Funds 30	0.01%		Oct-2015	136,784	136,784	136,784
Total Short-Term Investments				$ 145,049	$ 145,049	$ 145,049

Total Investments				$ 5,015,865	$ 5,085,787	$5,230,131

Schedule of Portfolio Investments

September 30, 2015

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $145.4 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by deal, but generally fund over a zero- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

5	The coupon rate shown on these floating or adjustable rate securities represents the rate at period end.

6	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

7	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by MassHousing
(a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2017.
The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

8	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

9	The HIT holds the shares of Building America CDE, Inc. (Building America or BACDE), a wholly owned subsidiary of the HIT.
Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund
of the U.S. Department of Treasury. The fair value of the HIT's investment in BACDE approximates its carrying value.

10	Variable rate bond with a weekly interest rate reset and can be redeemed at par, with accrued and unpaid interest, with a seven-day advance notice. The coupon rate shown represents the rate at period end.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2015

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

   Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and  labor organizations, including health and welfare, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

   Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. Following is a description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis.

Portfolio securities for which market quotations are readily available (for example, U.S. Treasury securities, government-sponsored enterprise debt securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2015

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the investment being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments would be appropriate based on any material impairments on value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such proposed adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage investment conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

The HIT holds the shares of Building America CDE, Inc. (Building America or BACDE), a wholly owned subsidiary of the HIT. The shares of Building America are valued at their fair value, determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates Building America’s carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2015:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities
Multi-Family	$ -	$ 137,684	$ -	$ 137,684
Single Family	-	-	11	11
Total FHA Permanent Securities	-	137,684	11	137,695
Ginnie Mae Securities	-	1,273,728	-	1,273,728
Ginnie Mae Construction Securities	-	114,249	-	114,249
Fannie Mae Securities	-	1,751,766	-	1,751,766
Freddie Mac Securities	-	765,319	-	765,319
Commercial Mortgage-Backed Securities	-	145,391	-	145,391
State Housing Finance Agency Securities	-	270,994	-	270,994
Other Multifamily Investments
Direct Loans	-	-	5,190	5,190
Privately Insured Construction/Permanent Mortgages	-	12,033	-	12,033
Total Other Multifamily Investments	-	12,033	5,190	17,223
United States Treasury Securities	-	535,498	-	535,498
Equity Investments	-	-	42	42
Short-Term Investments	145,049	-	-	145,049
Other Financial Instruments*	-	73,177	-	73,177
Total Investment	$ 145,049	$ 5,079,839	$ 5,243	$5,230,131

* Other financial instruments may include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2015.

Investments in Securities ($ in thousands)
	FHA Permanent	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2014	$13	$-	$(69)	$(56)
Cost of Purchase	-	5,197	-	5,197
Total Unrealized Gain(Loss)(a)	-	(7)	111	104
Paydowns	(2)	-	-	(2)
Ending balance, 9/30/2015	$11	$5,190	$42	$5,243

(a) Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30,2015 totaled ($86,000) and is included in the Statement of Operations.

Level 3 securities primarily consist of two direct loans which were fair valued, in accordance with the HIT’s policies, near par at September 30, 2015, due to a coupon rate of 2.70%, low loan-to-value estimates, and remaining expected maturities of 13 months or less. The HIT’s policy is to recognize transfers between levels at the beginning of the reporting period. For the nine months ended September 30, 2015, there were no transfers between levels.

Federal Income Taxes
At September 30, 2015, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $5,085,787,000.  Net unrealized gains aggregated $144,344,000 at period-end, of which $162,795,000 related to appreciated investments and $18,451,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title:   Chief Executive Officer

Date:  November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 24, 2015

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 23, 2015